Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net
Property and Equipment, Net

9. Property and Equipment, Net

Property and equipment, net as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Building	99,166	99,166
Leasehold improvements	32,804	74,276
Medical equipment	35,062	51,713
Office equipment, furniture and others	10,955	10,846
Production machinery	5,213	6,059
Computers and electrical equipment	5,900	6,777
Total	189,100	248,837
Accumulated depreciation	(69,435)	(90,602)
Impairment of property and equipment	(2,883)	(2,883)
Net book value	116,782	155,352

Depreciation expenses recognized for the years ended December 31, 2022, 2023 and 2024 were RMB21,648, RMB20,741 and RMB22,719, respectively.